FTXX961909 | VGOF-P84 0622

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED JUNE 29, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

I.	Effective June 29, 2022, the following changes are made to the Summary Prospectus and Prospectus of Franklin International Low Volatility High Dividend Index ETF:

a)	All references to Russell Shtern in the section entitled “Management—Portfolio managers” in the fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:

Vaneet Chadha, CFA	Portfolio Manager	June 2022
Christopher W. Floyd, CFA	Portfolio Manager	June 2022
Jose Maldonado, CFA	Portfolio Manager	June 2022

b)	All references to Russell Shtern in the section entitled “More on fund management—Portfolio managers” in the fund’s Prospectus are deleted in their entirety and replaced with the following:

Vaneet Chadha, CFA	Vice President, Portfolio Manager and director of Style Premia and Volatility Management for Franklin Templeton Investment Solutions (“FTIS”). Prior to joining Franklin Templeton in 2012, Mr. Chadha served as a quantitative developer at Citadel LLC. He entered the financial services industry in 2005. He holds a Bachelor of Computer Engineering from University of Delhi and a M.S. in Quantitative and Computational Finance from Georgia Institute of Technology.	June 2022
Christopher W. Floyd, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Floyd was formerly a member of the Equity Portfolio Manager group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Previously, Mr. Floyd served as a developed markets senior portfolio manager at Batterymarch Financial Management, Inc. (“Batterymarch”), which merged with QS Investors in 2014. Prior to joining Batterymarch, he held positions at Cigna Investment Management, Urban & Associates, Inc. and Bay State Federal Savings Bank. He holds a B.A. in Economics from Dartmouth College and an M.B.A. in Management from Cornell University.	June 2022
Jose Maldonado, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Maldonado was formerly a member of the Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in 2020 to create FTIS. Previously, Mr. Maldonado served as a global equity trader at Arrowstreet Capital and as an investment management consultant at FactSet Research Systems. He entered the financial services industry in 2008. He holds a B.S. in Finance with an Economics minor from Providence College.	June 2022

II.	Effective June 29, 2022, the following changes are made to the Franklin International Low Volatility High Dividend Index ETF’s SAI:

a)

All references to Russell Shtern in the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Other Accounts Managed by the Portfolio Managers” in the fund’s SAI are deleted in their entirety and replaced with the following:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Vaneet Chadha, CFA*	Registered Investment Companies	3	0.85	None	None
	Other Pooled Investment Vehicles	9	0.45	None	None
	Other Accounts	2	0.00	None	None

Christopher W. Floyd, CFA*	Registered Investment Companies	12	1.60	None	None
	Other Pooled Investment Vehicles	10	0.64	None	None
	Other Accounts	8	0.11	None	None

Jose Maldonado, CFA*	Registered Investment Companies	2	0.94	None	None
	Other Pooled Investment Vehicles	1	0.01	None	None
	Other Accounts	2	0.00	None	None

*	The information is as of May 31, 2022 and does not reflect additional accounts (including the Fund) for which Messrs. Chadha, Floyd and Maldonado will join the portfolio management team on June 29, 2022.

b)

All references to Russell Shtern in the section entitled “Investment Management and Service Provider Information—Portfolio Managers—Portfolio Managers Securities Ownership” in the fund’s SAI are deleted in their entirety and replaced with the following:

Vaneet Chadha, CFA	None	*
Christopher W. Floyd, CFA	None	*
Jose Maldonado, CFA	None	*

*	The information is as of May 31, 2022.

III.

Effective June 29, 2022, Russell Shtern is no longer a portfolio manager for Franklin U.S. Low Volatility High Dividend Index ETF. All references to Mr. Shtern in the Franklin U.S. Low Volatility High Dividend Index ETF’s Summary Prospectus, Prospectus and SAI are deleted in their entirety.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON ETF INVESTMENT TRUST

Franklin International Low Volatility High Dividend Index ETF	March 1, 2022
Franklin U.S. Low Volatility High Dividend Index ETF	March 1, 2022

Please retain this supplement for future reference.

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